Loans and Allowance for Credit Losses [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Text Block [Abstract]
Loans by Domicile and Industry of Borrower Segment Classification [Table Text Block]

	March 31, 2020	September 30, 2020
	(in millions)
Domestic:
Manufacturing	¥11,448,778	¥13,580,404
Construction	733,212	729,357
Real estate	12,054,671	12,254,948
Services	2,585,111	2,915,608
Wholesale and retail	7,504,561	7,778,422
Banks and other financial institutions (1)	5,161,093	5,043,357
Communication and information services	1,572,344	1,486,217
Other industries	8,673,871	9,420,430
Consumer	15,319,721	14,962,766

Total domestic	65,053,362	68,171,509

Foreign:
Governments and official institutions	726,347	692,943
Banks and other financial institutions (1)	11,788,225	10,700,402
Commercial and industrial	32,565,030	29,877,321
Other	8,404,062	7,625,703

Total foreign	53,483,664	48,896,369

Unearned income, unamortized premiums—net and deferred loan fees—net	(350,287)	(319,759)

Total (2)	¥118,186,739	¥116,748,119

Notes:	(1)	Loans to
so-called
“non-bank
finance companies” are generally included in the “Banks and other financial institutions” category.
Non-bank
finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥344,790 million at March 31, 2020 and ¥315,142 million at September 30, 2020, respectively.

Nonaccrual Loans by Class [Table Text Block]

March 31, 2020:	Nonaccrual Loans (1)
(in millions)
Commercial
Domestic	¥312,972
Foreign	127,001
Residential	63,998
Card	61,172
MUAH	35,840
Krungsri	149,732
Other	27,754

Total	¥778,469

	Recorded Loan Balance
September 30, 2020:	Nonaccrual Loans (1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses (2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥357,412	¥112,770	¥2,229
Foreign	184,317	53,354	2,061
Residential	71,976	4,188	488
Card	62,012	641	20
MUAH	63,782	16,007	483
Krungsri	172,239	3,338	3,498
Other	43,464	—	3,153

Total	¥955,202	¥190,298	¥11,932

Notes:	(1)	Nonaccrual loans in the above table do not include loans held for sale of ¥330 million and ¥6,767 million at March 31, 2020 and September 30, 2020, respectively, and do not include loans acquired with deteriorated credit quality of ¥25,427 million at March 31, 2020.
(2)	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.

TDRs by Class [Table Text Block]

Six months ended September 30, 2019:	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial (1)(3)
Domestic	¥20,607	¥20,607	¥6,342
Foreign	29,360	29,360	—
Residential (1)(3)	3,215	3,215	27
Card (2)(3)	11,900	11,362	1,825
MUAH (2)(3)	18,766	18,656	4,572
Krungsri (2)(3)	16,724	16,695	3,815
Other (2)	5,117	5,117	—

Total	¥105,689	¥105,012	¥16,581

Six months ended September 30, 2020:	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial (1)(3)
Domestic	¥43,717	¥43,717	¥9,280
Foreign	10,292	10,292	3,940
Residential (1)(3)	27,985	27,985	41
Card (2)(3)	10,694	10,185	1,556
MUAH (2)(3)	13,958	13,920	3,113
Krungsri (2)(3)	9,130	9,130	1,875
Other (2)(3)	7,121	7,109	180

Total	¥122,897	¥122,338	¥19,985

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
	(2)	TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans.
	(3)
For the six months ended September 30, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, reduction in the stated rate was the primary concession type in the Card segment, and some combination thereof were the primary concession type in the MUFG Americas Holdings and Krungsri segments. For the six months ended September 30, 2020, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card and Other segments and forbearance was the primary concession type in the MUFG Americas Holdings segment.

Credit Quality Indicators of Loans by Class [Table Text Block]

At March 31, 2020:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total (1)
	(in millions)
Commercial
Domestic	¥49,695,889	¥1,186,044	¥220,245	¥51,102,178
Foreign	34,719,041	636,523	128,073	35,483,637
Loans acquired with deteriorated credit quality	8,255	9,739	18,978	36,972

Total	¥84,423,185	¥1,832,306	¥367,296	¥86,622,787

	Accrual	Nonaccrual	Total (1)
	(in millions)
Residential	¥13,256,744	¥61,746	¥13,318,490
Card	¥504,357	¥61,286	¥565,643

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total (1)(2)
	(in millions)
MUAH	¥4,590,805	¥15,119	¥4,877,863	¥87,648	¥84,033	¥9,655,468

	Performing	Under- Performing	Non-Performing	Total (1)
	(in millions)
Krungsri	¥6,241,696	¥508,847	¥161,047	¥6,911,590

	Accrual	Nonaccrual	Total (1)
	(in millions)
Other	¥1,086,517	¥31,376	¥1,117,893

Credit Quality Indicators of Loans and Year of Origination by Class [Table Text Block]

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total (1)
At September 30, 2020:	2020	2019	2018	2017	2016	Prior
	(in millions)
Commercial:	¥21,726,648	¥13,635,192	¥10,586,577	¥6,294,885	¥5,423,100	¥8,805,508	¥19,434,719	¥14,706	¥85,921,335
Domestic	17,012,671	8,041,145	6,880,626	4,386,030	4,136,969	6,499,262	7,591,943	—	54,548,646
Normal	16,731,403	7,793,705	6,708,236	4,212,921	4,037,026	6,019,442	7,294,686	—	52,797,419
Close Watch	266,470	231,540	155,590	158,486	75,883	347,677	273,753	—	1,509,399
Likely to become Bankrupt or Legally/Virtually Bankrupt	14,798	15,900	16,800	14,623	24,060	132,143	23,504	—	241,828
Foreign	4,713,977	5,594,047	3,705,951	1,908,855	1,286,131	2,306,246	11,842,776	14,706	31,372,689
Normal	4,592,892	5,467,471	3,572,056	1,811,264	1,223,744	2,138,758	11,664,163	14,706	30,485,054
Close Watch	115,006	74,537	106,742	91,792	60,835	90,305	165,238	—	704,455
Likely to become Bankrupt or Legally/Virtually Bankrupt	6,079	52,039	27,153	5,799	1,552	77,183	13,375	—	183,180
Residential	¥257,477	¥748,682	¥779,669	¥875,938	¥1,312,073	¥9,083,685	¥35,158	¥8	¥13,092,690
Accrual	257,309	748,210	779,153	875,057	1,310,291	9,019,418	32,916	—	13,022,354
Nonaccrual	168	472	516	881	1,782	64,267	2,242	8	70,336
Card	¥615	¥1,350	¥2,226	¥651	¥177	¥7,807	¥447,708	¥59,329	¥519,863
Accrual	559	1,183	1,890	330	69	6,623	432,578	14,619	457,851
Nonaccrual	56	167	336	321	108	1,184	15,130	44,710	62,012
MUAH (2)	¥812,392	¥1,640,547	¥1,141,188	¥1,157,236	¥989,283	¥1,634,056	¥1,947,184	¥—	¥9,321,886
Credit Quality Based on the Number of Delinquencies
Accrual	224,531	815,376	480,089	771,203	692,337	854,594	155,253	—	3,993,383
Nonaccrual	—	323	539	862	862	19,285	431	—	22,302
Credit Quality Based on Internal Credit Ratings
Pass	578,811	774,425	577,062	367,717	281,755	663,880	1,652,947	—	4,896,597
Special Mention	3,663	44,066	69,492	11,313	13,683	45,790	73,155	—	261,162
Classified	5,387	6,357	14,006	6,141	646	50,507	65,398	—	148,442
Krungsri	¥773,460	¥1,369,075	¥1,112,319	¥617,690	¥334,566	¥509,080	¥2,101,674	¥11,964	¥6,829,828
Performing	751,398	1,261,184	972,167	528,286	283,029	407,251	1,932,692	—	6,136,007
Under-performing	19,249	81,332	108,811	71,709	37,575	61,834	141,072	—	521,582
Non-performing	2,813	26,559	31,341	17,695	13,962	39,995	27,910	11,964	172,239
Other	¥204,235	¥267,571	¥142,773	¥57,223	¥17,434	¥12,055	¥365,843	¥—	¥1,067,134
Accrual	203,021	256,046	132,678	53,381	16,357	11,201	350,986	—	1,023,670
Nonaccrual	1,214	11,525	10,095	3,842	1,077	854	14,857	—	43,464

Notes:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Total loans of MUFG Americas Holdings do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans which are not individually rated totaling ¥365 million and nil at March 31, 2020 and September 30, 2020, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

Ages of Past Due Loans by Class [Table Text Block]

At March 31, 2020:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	90 Days and Accruing
	(in millions)
Commercial
Domestic	¥9,215	¥26,971	¥36,186	¥51,065,992	¥51,102,178	¥4,720
Foreign	9,927	23,548	33,475	35,450,162	35,483,637	164
Residential	48,404	15,443	63,847	13,248,278	13,312,125	6,288
Card	14,735	29,997	44,732	518,008	562,740	—
MUAH	31,052	14,435	45,487	9,603,339	9,648,826	2,101
Krungsri	160,253	129,186	289,439	6,616,104	6,905,543	—
Other	16,442	24,348	40,790	1,069,186	1,109,976	—

Total	¥290,028	¥263,928	¥553,956	¥117,571,069	¥118,125,025	¥13,273

At September 30, 2020:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	90 Days and Accruing
	(in millions)
Commercial
Domestic	¥15,794	¥23,739	¥39,533	¥54,509,113	¥54,548,646	¥5,211
Foreign	16,084	35,918	52,002	31,320,687	31,372,689	331
Residential	45,852	33,119	78,971	13,013,719	13,092,690	13,015
Card	12,262	29,905	42,167	477,696	519,863	—
MUAH	65,796	20,346	86,142	9,235,744	9,321,886	7,867
Krungsri	198,923	130,468	329,391	6,500,437	6,829,828	—
Other	26,290	38,887	65,177	1,001,957	1,067,134	—

Total	¥381,001	¥312,382	¥693,383	¥116,059,353	¥116,752,736	¥26,424

Note:	(1)	At March 31, 2020, total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees. At September 30, 2020, total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Changes in Allowance for Credit Losses by Portfolio Segment [Table Text Block]

Six months ended September 30, 2019:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥—	¥658,184
Provision for credit losses	28,388	130	14,456	17,950	24,902	16,295	102,121
Charge-offs	29,033	2,093	12,715	16,266	36,240	6,223	102,570
Recoveries collected	15,612	355	721	2,791	11,115	2,420	33,014

Net charge-offs	13,421	1,738	11,994	13,475	25,125	3,803	69,556
Other (1)	(3,410)	—	—	(1,613)	3,568	1,379	(76)

Balance at end of period	¥401,172	¥37,018	¥35,012	¥55,443	¥148,157	¥13,871	¥690,673

Six months ended September 30, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540
Effect of adopting new guidance on measurement of credit losses on financial instruments (2)	83,828	49,494	14,262	25,037	118,333	32,750	323,704
Provision for (reversal of) credit losses	37,154	(947)	8,822	89,812	47,529	27,436	209,806
Charge-offs	34,833	997	11,230	17,453	44,882	25,795	135,190
Recoveries collected	3,362	7	486	1,749	11,405	2,528	19,537

Net charge-offs	31,471	990	10,744	15,704	33,477	23,267	115,653
Other (1)	(3,968)	—	—	(1,757)	(10,860)	(2,277)	(18,862)

Balance at end of period	¥567,818	¥82,303	¥47,520	¥156,383	¥291,151	¥63,360	¥1,208,535

Notes:	(1)	Other is principally comprised of gains or losses from foreign exchange translation.
	(2)	See Note 1 for more information.

Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment [Table Text Block]

At March 31, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥364,079	¥12,651	¥19,799	¥5,977	¥30,198	¥5,073	¥437,777
Collectively evaluated for impairment	108,100	21,130	15,369	53,013	139,401	22,566	359,579
Loans acquired with deteriorated credit quality (2)	10,096	965	12	5	27	1,079	12,184
Total	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540
Loans:
Individually evaluated for impairment	¥944,988	¥92,448	¥65,292	¥67,719	¥98,959	¥17,512	¥1,286,918
Collectively evaluated for impairment	85,640,827	13,219,677	497,448	9,581,107	6,806,584	1,092,464	116,838,107
Loans acquired with deteriorated credit quality (2)	36,972	6,365	2,903	7,007	6,047	7,917	67,211
Total (1)	¥86,622,787	¥13,318,490	¥565,643	¥9,655,833	¥6,911,590	¥1,117,893	¥118,192,236

Notes:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.